Note 23 - Business Segments - Profit and Assets for the Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income – external customers	$ 31,959	$ 31,890	$ 30,381
Non-interest income – external customers	14,954	8,455	7,714
Intersegment interest income	0	0
Intersegment non-interest income	0	0	0
Interest expense	2,851	3,339	2,233
Provision for loan losses	2,699	(1,216)	(649)
Non-interest expense	26,993	27,105	25,387
Income tax expense	4,068	3,324	2,888
Net income	10,302	7,793	8,236
Total assets	909,580	777,639	712,315
Consolidation, Eliminations [Member]
Interest income – external customers	0	0	0
Non-interest income – external customers	0	0	0
Intersegment interest income	(43)	(8,861)
Intersegment non-interest income	(11,049)	(21)	(9,022)
Interest expense	(43)	(21)	0
Provision for loan losses	0	0	0
Non-interest expense	(234)	(234)	(222)
Income tax expense	0	0	0
Net income	(10,815)	(8,627)	(8,800)
Total assets	(103,458)	(92,307)	(81,346)
Home Federal Savings Bank [Member] | Operating Segments [Member]
Interest income – external customers	31,959	31,890	30,381
Non-interest income – external customers	14,954	8,455	7,714
Intersegment interest income	0	234
Intersegment non-interest income	234	0	222
Interest expense	2,894	3,360	2,233
Provision for loan losses	2,699	(1,216)	(649)
Non-interest expense	26,472	26,565	24,897
Income tax expense	4,267	3,243	3,036
Net income	10,815	8,627	8,800
Total assets	909,605	777,083	710,281
Other Segments [Member] | Operating Segments [Member]
Interest income – external customers	0	0	0
Non-interest income – external customers	0	0	0
Intersegment interest income	43	8,627
Intersegment non-interest income	10,815	21	8,800
Interest expense	0	0	0
Provision for loan losses	0	0	0
Non-interest expense	755	774	712
Income tax expense	(199)	81	(148)
Net income	10,302	7,793	8,236
Total assets	$ 103,433	$ 92,863	$ 83,380